Fees Summary	Apr. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 112,485,678.14
Previously Paid Amount	0.00
Total Fee Amount	15,534.27
Total Offset Amount	0.00
Net Fee	$ 15,534.27